Commitments and contingent liabilities (Details Narrative) $ in Thousands	9 Months Ended
Sep. 30, 2026 CAD ($)
Notes and other explanatory information [abstract]
Lease range description	The leases range from ten to 25 years. On all leases greater than ten years, Daytal has the right to terminate the leases under certain circumstances without penalty
Annual lease commitments	$ 393
license description	The mining license for the Los Santos Mine was granted in September 2002 for a period of 30 years and is extendable for 90 years